Consolidated Statements of Loss and Comprehensive Loss Unaudited - USD ($)	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Income Statement [Abstract]
Revenues, net	$ 912,232	$ 3,574,697
Revenues – related party, net	13,527	535,039
Total Revenues	925,759	4,109,736
Cost of revenues	908,039	2,816,572
Cost of revenues – related party	28,275	824,737
Total cost of revenues	936,314	3,641,309
Gross profit	(10,555)	468,427
Selling and marketing expense	1,760	3,005
General and administrative expenses	2,145,198	2,678,998
Provision for credit loss on loans receivable	4,186,862	3,846,415
Operating expense	6,333,820	6,528,418
Earnings (loss) before tax	(6,344,375)	(6,059,991)
Non-operating income (expense) items:
Other income (expense), net	31,467	1,391,065
Interest income	3,623	1,657
Interest expense	(239,325)	(455,809)
Non-operating income (expense) total	(204,235)	936,913
Loss before income tax	(6,548,610)	(5,123,078)
Income tax	20	127,661
Net loss	(6,548,630)	(5,250,739)
Less: Loss attributable to non-controlling interest	(10,662)	(7,507)
Net loss attributable to controlling interest	$ (6,537,968)	$ (5,243,232)
Earnings (Loss) per share
Basic (in Dollars per share)	$ (3.44)	$ (0.24)
Diluted (in Dollars per share)	$ (3.44)	$ (0.24)
Weighted average number of ordinary shares outstanding*
Basic (in Shares)	1,905,793	1,190,380
Diluted (in Shares)	1,905,793	1,190,380
Net loss	$ (6,548,630)	$ (5,250,739)
Other comprehensive income (loss):
Foreign currency translation income	671,495	607,057
Total comprehensive loss	$ (5,877,135)	$ (4,643,682)